Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2024
Expenses by nature [abstract]
Schedule of income statement items by nature of cost
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

	Six months ended June 30,
in € thousand	2024	2023
Consulting and other purchased services	31,309	35,442
Cost of services and change in inventory	4,147	7,843
Employee benefit expense other than share-based compensation	40,956	39,028
Share-based compensation expense	3,770	3,028
Raw materials and consumables used	7,802	8,611
Depreciation and amortization and impairment	9,496	6,669
Building and energy costs	6,048	6,210
Supply, office and IT costs	3,694	4,892
License fees and royalties	1,816	1,971
Advertising costs	6,979	4,159
Warehousing and distribution costs	1,743	1,826
Travel and transportation costs	1,847	1,128
Other expenses	1,733	1,915
OPERATING EXPENSES	121,339	122,723